                                                       RIVERSOURCE [LOGO](SM)
                                                            INVESTMENTS


PROSPECTUS SUPPLEMENT DATED SEPT. 29, 2006*

FUND (PROSPECTUS DATE)                                     PROSPECTUS FORM #
--------------------------------------------------------------------------------
RiverSource Tax-Exempt Money Market Fund (3/1/06)             S-6433-99 AC

The Buying and Selling Shares, Valuing Fund Shares, Distributions and Taxes, and General Information sections of the prospectus have been revised as follows:



--------------------------------------------------------------------------------
S-6400-31 C (9/06)
*Valid until next prospectus update.

BUYING AND SELLING SHARES

The RiverSource funds are available through broker-dealers, certain 401(k) or other qualified and nonqualified plans, banks, or other financial intermediaries or institutions (financial institutions). These financial institutions may charge you additional fees for the services they provide and they may have different policies not described in this prospectus. Some policy differences may include different minimum investment amounts, exchange privileges, fund choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the financial institutions through which shares are held. Since the fund may not have a record of your transactions, you should always contact the financial institution through which you purchased the fund to make changes to or give instructions concerning your account or to obtain information about your account. The fund, the distributor and the transfer agent are not responsible for the failure of one of these financial institutons to carry out its obligations to its customers.

BUYING SHARES

INVESTMENT OPTIONS -- CLASSES OF SHARES

The RiverSource funds offer different classes of shares. There are differences among the fees and expenses for each class. Not everyone is eligible to buy every class. After determining which classes you are eligible to buy, decide which class best suits your needs. Your financial institution can help you with this decision. The following table shows the key features of each class.

INVESTMENT OPTIONS SUMMARY(a)

                            CLASS A                    CLASS B(b)       CLASS C(b)     CLASS Y(c)
------------------------------------------------------------------------------------------------------
AVAILABILITY                Available to all           Available to     Available to   Limited to
                            investors.                 all investors.   all investors. qualifying
                                                                                       institutional
                                                                                       investors.
------------------------------------------------------------------------------------------------------
INITIAL SALES CHARGE        No. Entire purchase        No. Entire       No. Entire     No. Entire
                            price is invested in       purchase price   purchase       purchase price
                            shares of the fund.        is invested in   price is       is invested in
                                                       shares of the    invested in    shares of the
                                                       fund.            shares of      fund.
                                                                        the fund.
------------------------------------------------------------------------------------------------------
CONTINGENT DEFERRED SALES   No.                        Maximum 5%       1% CDSC may    No.
CHARGE (CDSC)                                          CDSC during      apply if you
                                                       the first year   sell shares
                                                       decreasing to    within one
                                                       0% after six     year after
                                                       years.           purchase.
------------------------------------------------------------------------------------------------------
12b-1 FEE OR SHAREHOLDER    Yes.                       Yes.             Yes.           No.
SERVICE FEE(d)              0.10%                      0.85%            0.75%
------------------------------------------------------------------------------------------------------
CONVERSIONS TO CLASS A      N/A                        Yes.(e)          No.            No.
------------------------------------------------------------------------------------------------------

(a) RiverSource Tax-Exempt Money Market Fund does not have different classes of shares. It is offered to all investors without a sales charge, but otherwise has the same features as Class A shares.


--------------------------------------------------------------------------------
S-6400-3                                                                    S.1

(b) RiverSource Cash Management Fund offers Class B and Class C shares only to facilitate exchanges between classes of these shares in other RiverSource funds.
(c) Please see the statement of additional information (SAI) for information on eligibility requirements to purchase Class Y shares.
(d) Each fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940, as amended, that allows it to pay distribution and shareholder servicing-related expenses for the sale of shares. Because these fees are paid out of a fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of distribution (sales) or servicing charges.
(e) See "Buying and Selling Shares, Sales Charges, Class B and Class C - contingent deferred sales charge alternative" for more information on the timing of conversion, which will vary depending on the original purchase of the Class B shares.

The distribution and shareholder servicing fees for Class A, Class B, and Class C are subject to the requirements of Rule 12b-1 under the Investment Company Act of 1940, as amended, and are used to reimburse the distributor for certain expenses it incurs in connection with distributing a fund's shares and providing services to fund shareholders. These expenses include payment of distribution and shareholder servicing fees to financial institutions that sell shares of the fund. Financial institutions receive fees up to 0.10% of the average daily net assets of Class A and Class B shares sold and held through them. The distributor begins to pay these fees immediately after purchase. Financial institutions also receive distribution fees up to 0.75% of the average daily net assets of Class C shares sold and held through them, which the distributor begins to pay one year after purchase. For Class B shares, the fund's distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to financial institutions that sell Class B shares, and to pay for other distribution related expenses. Financial institutions may compensate their financial advisors with the shareholder servicing and distribution fees paid to them by the distributor.

Your fund also may offer Class I shares exclusively to certain institutional investors. Class I shares are made available through a separate prospectus supplement provided to investors eligible to purchase the shares.

RIVERSOURCE CASH MANAGEMENT FUND: New investments must be made in Class A shares of the fund. The fund offers Class B and Class C shares only to facilitate exchanges between classes of these shares in other RiverSource funds.

For more information, see the SAI.




--------------------------------------------------------------------------------
S.2

CLASS B AND CLASS C -- CONTINGENT DEFERRED SALES CHARGE ALTERNATIVE

FOR CLASS B, the CDSC is based on the sale amount and the number of years between purchase and sale. The following table shows how CDSC percentages on sales decline:

IF THE SALE IS MADE DURING THE:                THE CDSC PERCENTAGE RATE IS:*
First year                                                   5%

Second year                                                  4%

Third year                                                   4%

Fourth year                                                  3%

Fifth year                                                   2%

Sixth year                                                   1%

Seventh or eighth year                                       0%

* Because of rounding in the calculation, the portion of the CDSC retained by the distributor may vary and the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.

Although there is no front-end sales charge when you buy Class B shares, the distributor pays a sales commission of 4% to financial institutions that sell Class B shares. A portion of this commission may, in turn, be paid to your financial advisor. The distributor receives any CDSC imposed when you sell your Class B shares.

Purchases made prior to May 21, 2005 age on a calendar year basis. Purchases made beginning May 21, 2005 age on a daily basis. For example, a purchase made on Nov. 12, 2004 completed its first year on Dec. 31, 2004 under calendar year aging. However, a purchase made on Nov. 12, 2005 will complete its first year on Nov. 11, 2006 under daily aging.

Class B shares purchased prior to May 21, 2005 will convert to Class A shares in the ninth calendar year of ownership. Class B shares purchased beginning May 21, 2005 will convert to Class A shares one month after the completion of the eighth year of ownership.

FOR CLASS C, a 1% CDSC may be charged if you sell your shares within one year after purchase. Although there is no front-end sales charge when you buy Class C shares, the distributor pays a sales commission of 1% to financial institutions that sell Class C shares. A portion of this commission may, in turn, be paid to your financial advisor. The distributor receives any CDSC imposed when you sell your Class C shares.

For both Class B and Class C, if the amount you sell causes the value of your investment to fall below the cost of the shares you have purchased, the CDSC will be based on the lower of the cost of those shares purchased or market value. Because the CDSC is imposed only on sales that reduce your total purchase payments, you do not have to pay a CDSC on any amount that represents appreciation in the value of your shares, income earned by your shares, or capital




--------------------------------------------------------------------------------
                                                                             S.3
gains. In addition, the CDSC on your sale, if any, will be based on your oldest purchase payment. The CDSC on the next amount sold will be based on the next oldest purchase payment.

EXAMPLE

Assume you had invested $10,000 in Class B shares and that your investment had appreciated in value to $12,000 after 3 1/2 years, including reinvested dividends and capital gain distributions. You could sell up to $2,000 worth of shares without paying a CDSC ($12,000 current value less $10,000 purchase amount). If you sold $2,500 worth of shares, the CDSC would apply to the $500 representing part of your original purchase price. The CDSC rate would be 3% because the sale was made during the fourth year after the purchase.

CDSC -- WAIVERS OF THE CDSC FOR CLASS B SHARES. The CDSC will be waived on sales of shares:

o   in the event of the shareholder's death;

o   held in trust for an employee benefit plan; or

o held in IRAs or certain qualified plans, such as Keogh plans, tax-sheltered custodial accounts or corporate pension plans, provided that the shareholder is:

    o   at least 59 1/2 years old AND

    o taking a retirement distribution (if the sale is part of a transfer to an IRA or qualified plan, or a custodian-to-custodian transfer, the CDSC will not be waived) OR

    o selling under an approved substantially equal periodic payment arrangement.

CDSC -- WAIVERS OF THE CDSC FOR CLASS C SHARES. The CDSC will be waived on sales of shares in the event of the shareholder's death.

CLASS Y -- NO SALES CHARGE. For Class Y, there is no initial sales charge or
CDSC.

OPENING AN ACCOUNT

Financial institutions are required by law to obtain certain personal information from each person who opens an account in order to verify the identity of the person. As a result, when you open an account you will be asked to provide your name, permanent street address, date of birth, and Social Security or Employer Identification number. You may also be asked for other identifying documents or information. If you do not provide this information, the financial institution through which you are investing in the fund may not be able to open an account for you. If the financial institution through which you are investing in the fund is unable to verify your identity, your account may be closed, or other steps may be taken, as deemed appropriate.

When you buy shares, your order will be priced at the next NAV calculated after your order is accepted by the fund or an authorized financial institution.



--------------------------------------------------------------------------------
S.4

Your financial institution may establish and maintain your account directly or it may establish and maintain your account with the distributor. The distributor may appoint servicing agents to accept purchase orders and to accept exchange (and sale) orders on its behalf. Accounts maintained by the distributor will be supported by the fund's transfer agent.

METHODS OF PURCHASING SHARES

These methods of purchasing shares apply to Class A, Class B, and Class C shares.


THROUGH AN ACCOUNT ESTABLISHED WITH YOUR FINANCIAL INSTITUTION

ALL REQUESTS                 The financial institution through which
                             you buy shares may have different policies not
                             described in this prospectus, including different
                             minimum investment amounts and minimum account
                             balances.

--------------------------------------------------------------------------------

THROUGH AN ACCOUNT ESTABLISHED WITH THE DISTRIBUTOR

BY MAIL The financial institution through which you buy shares may establish an account directly with the distributor. To establish an account in this fashion, complete a RiverSource funds account application with your financial advisor or investment professional, and mail the account application to the address below. Account applications may be requested by calling (888)
                             791-3380. Make your check payable to the fund.
                             The fund does not accept cash, credit card convenience checks, money orders, traveler's checks, starter checks, third or fourth party checks, or other cash equivalents.

                             Mail your check and completed application to:

                             REGULAR MAIL      RIVERSOURCE INVESTMENTS (FUNDS)
                                               P.O. BOX 8041
                                               BOSTON, MA 02266-8041

                             EXPRESS MAIL      RIVERSOURCE INVESTMENTS (FUNDS)
                                               C/O BFDS
                                               30 DAN ROAD
                                               CANTON, MA 02021-2809

                             If you already have an account, include your name, account number and the name of the fund and class of shares along with your check. You can make scheduled investments in the fund by moving money from your checking account or savings account. See the Minimum Investment and Account
                             Balance chart below for more information regarding scheduled investment plans.

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                                             S.5

METHODS OF PURCHASING SHARES (CONTINUED)

THROUGH AN ACCOUNT ESTABLISHED WITH THE DISTRIBUTOR (CONT.)
BY WIRE OR ACH               Fund shares purchased through the distributor may
                             be paid for by federal funds wire. Before sending
                             a wire, call (888) 791-3380 to notify the
                             distributor of the wire and to receive further
                             instructions.

                             If you are establishing an account with a wire purchase, you are required to send a signed account application to the address above. Please include the wire control number or your new account number on the application.

                             Your bank or financial institution may charge additional fees for wire transactions.

--------------------------------------------------------------------------------

BY EXCHANGE                  Call (888) 791-3380 or send signed written
                             instructions to the address above.
--------------------------------------------------------------------------------

MINIMUM INVESTMENT AND ACCOUNT BALANCE

                                FOR ALL ACCOUNTS EXCEPT THOSE
                                LISTED TO THE RIGHT (NONQUALIFIED)    TAX QUALIFIED ACCOUNTS
-------------------------------------------------------------------------------------------------
INITIAL INVESTMENT              $2,000                                $1,000
-------------------------------------------------------------------------------------------------
ADDITIONAL INVESTMENTS          $100                                  $100
-------------------------------------------------------------------------------------------------
ACCOUNT BALANCE*                $1,000                                None


* If your fund account balance falls below the minimum account balance for any reason, including a market decline, you will be asked to increase it to the minimum account balance or establish a scheduled investment plan. If you do not do so within 30 days, your shares may be automatically redeemed and the proceeds mailed to you.

=========================================================================================================
MINIMUM INVESTMENT AND ACCOUNT BALANCE - SCHEDULED INVESTMENT PLANS

                                FOR ALL ACCOUNTS EXCEPT THOSE
                                LISTED TO THE RIGHT                   TAX QUALIFIED ACCOUNTS
---------------------------------------------------------------------------------------------------------
INITIAL INVESTMENT              $100                                  $100
---------------------------------------------------------------------------------------------------------
ADDITIONAL INVESTMENTS          $100                                  $50
---------------------------------------------------------------------------------------------------------
ACCOUNT BALANCE**               None                                  None
=========================================================================================================

** If your fund account balance is below the minimum initial investment described above, you must make payments at least monthly.


If approved by distributor, these minimums may be waived for accounts that are managed by an investment professional (for example, discretionary wrap accounts) or are part of an employer-sponsored retirement plan.

The fund reserves the right to modify its minimum account requirements at any time, with or without prior notice.

--------------------------------------------------------------------------------
S.6

Please contact your financial institution for information regarding wire or electronic funds transfer.

EXCHANGING OR SELLING SHARES

You may exchange or sell shares by having your financial institution process your transaction. If your account is maintained directly with your financial institution, you must contact that financial institution to exchange or sell shares of the fund. If your account was established with the distributor, there are a variety of methods you may use to exchange or sell shares of the fund.

WAYS TO REQUEST AN EXCHANGE OR SALE OF SHARES

ACCOUNT ESTABLISHED WITH YOUR FINANCIAL INSTITUTION
ALL REQUESTS                 You can exchange or sell shares by having your
                             financial institution process your transaction.
                             The financial institution through which you
                             purchased shares may have different policies not
                             described in this prospectus, including different
                             transaction limits, exchange policies and sale
                             procedures.

--------------------------------------------------------------------------------

ACCOUNT ESTABLISHED WITH THE DISTRIBUTOR

BY MAIL                      Mail your exchange or sale request to:

                             REGULAR MAIL      RIVERSOURCE INVESTMENTS (FUNDS)
                                               P.O. BOX 8041
                                               BOSTON, MA 02266-8041

                             EXPRESS MAIL      RIVERSOURCE INVESTMENTS (FUNDS)
                                               C/O BFDS
                                               30 DAN ROAD
                                               CANTON, MA 02021-2809

                             Include in your letter:

                             o  your name

                             o  the name of the fund(s)

                             o  your account number

                             o  the class of shares to be exchanged or sold

                             o  your Social Security number or Employer
                                Identification number

                             o the dollar amount or number of shares you want to exchange or sell

                             o specific instructions regarding delivery or exchange destination

                             o  signature(s) of registered account owner(s)

                             o any special documents the transfer agent may require in order to process your order

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                                             S.7

WAYS TO REQUEST AN EXCHANGE OR SALE OF SHARES (CONTINUED)

ACCOUNT ESTABLISHED WITH THE DISTRIBUTOR (CONT.)
BY MAIL (CONT.)              Corporate, trust or partnership accounts may need
                             to send additional documents.

                             Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.

                             A Medallion Signature Guarantee is required if:

                             o  Amount is over $50,000.

                             o You want your check made payable to someone other than yourself.

                             o Your address has changed within the last 30 days.

                             o You want the check mailed to an address other than the address of record.

                             o You want the proceeds sent to a bank account not on file.

                             o You are the beneficiary of the account and the account owner is deceased (additional documents may be required).

                             A Medallion Signature Guarantee assures that a signature is genuine and not a forgery. The financial institution providing the Guarantee is financially liable for the transaction if the signature is a forgery. Eligible guarantors include commercial banks, trust companies, savings associations, and credit unions as defined by the Federal Deposit Insurance Act.
                             Note: A guarantee from a notary public is not acceptable.

                             NOTE: Any express mail delivery charges you pay will vary depending on domestic or international delivery instructions.

--------------------------------------------------------------------------------

BY TELEPHONE                 Call (888) 791-3380. Unless you elect not to have
                             telephone exchange and sale privileges, they will
                             automatically be available to you. Reasonable
                             procedures will be used to confirm authenticity
                             of telephone exchange or sale requests. Telephone
                             privileges may be modified or discontinued at any
                             time. Telephone exchange and sale privileges
                             automatically apply to all accounts except
                             custodial, corporate or qualified retirement
                             accounts. You may request that these privileges
                             NOT apply by writing to the address above.

                             Payment will be mailed to the address of record and made payable to the names listed on the account.

                             Telephone sale requests are limited to $100,000 per day.

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
S.8

WAYS TO REQUEST AN EXCHANGE OR SALE OF SHARES (CONTINUED)

ACCOUNT ESTABLISHED WITH THE DISTRIBUTOR (CONT.)
BY WIRE OR ACH               You can wire money from your fund account to your
                             bank account. Make sure we have your bank account
                             information on file. If we do not have this
                             information, you will need to send written
                             instructions with your bank's name and a voided
                             check or savings account deposit slip.

                             Call (888) 791-3380 or send a letter of
                             instruction, with a Medallion Signature Guarantee if required, to the address above.

                             A service fee may be charged against your account for each wire sent.

                             Minimum amount: $100

                             Your bank or financial institution may charge additional fees for wire transactions.

--------------------------------------------------------------------------------

BY SCHEDULED                 You may elect to receive regular periodic payments
PAYOUT PLAN                  through an automatic sale of shares. See the SAI
                             for more information.

--------------------------------------------------------------------------------

IMPORTANT: Payments sent by a bank authorization or check that are not guaranteed may take up to ten days to clear. This may cause your sale request to fail to process if the requested amount includes unguaranteed funds.

EXCHANGES

Generally, you may exchange your fund shares for shares of the same class of any other publicly offered RiverSource fund without a sales charge. Exchanges into RiverSource Tax- Exempt Money Market Fund may be made only from Class A shares. For complete information on the fund you are exchanging into, including fees and expenses, read that fund's prospectus carefully. Your exchange will be priced at the next NAV calculated after your transaction request is received in good order. You will be subject to a sales charge if you exchange from a money market fund into an equity or fixed income fund.

Other exchange policies:

o  Exchanges must be made into the same class of shares of the new fund.

o If your exchange creates a new account, it must satisfy the minimum investment amount for new purchases.

o  Once the fund receives your exchange request, you cannot cancel it.

o Shares of the new fund may not be used on the same day for another exchange or redemption.




--------------------------------------------------------------------------------
                                                                             S.9

o New investments in RiverSource Tax-Exempt Money Market Fund or RiverSource Cash Management Fund Class A shares may be exchanged for either Class A, Class B or Class C shares of any other publicly offered RiverSource fund.

o Exchanges into RiverSource Tax-Exempt Money Market Fund must be made from Class A shares.

o If you exchange shares from RiverSource Cash Management Fund to another RiverSource fund, any further exchanges must be between shares of the same class. For example, you may not exchange from Class B shares of another RiverSource fund into Class A shares of RiverSource Cash Management Fund. Exchange rules for RiverSource Cash Management Fund are illustrated in the following tables.

FROM                                                 TO
RIVERSOURCE CASH MANAGEMENT FUND            OTHER RIVERSOURCE FUNDS
--------------------------------------------------------------------------------
                                         CLASS A    CLASS B    CLASS C
Class A                                    Yes        Yes        Yes

Class B                                    No         Yes        No

Class C                                    No         No         Yes


FROM                                                 TO
OTHER RIVERSOURCE FUNDS                RIVERSOURCE CASH MANAGEMENT FUND
-------------------------------------------------------------------------------
                                         CLASS A    CLASS B    CLASS C
Class A                                   Yes         No         No

Class B                                    No         Yes        No

Class C                                    No         No         Yes

If your initial investment was in a money market fund and you exchange into an equity or fixed income fund, you will pay an initial sales charge if you exchange into Class A and be subject to a CDSC if you exchange into Class B or Class C. If your initial investment was in Class A shares of an equity or fixed income fund and you exchange shares into a money market fund, you may exchange that amount to another fund, including dividends earned on that amount, without paying a sales charge.




--------------------------------------------------------------------------------
S.10

SELLING SHARES

You may sell your shares at any time. The payment will be sent within seven days after your request is received in good order.

When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order, minus any applicable CDSC.

REPURCHASES. You can change your mind after requesting a sale and use all or part of the sale proceeds to purchase new shares in the same account, fund and class from which you sold. If you reinvest in Class B or Class C, any CDSC you paid on the amount you are reinvesting also will be reinvested. In order for you to take advantage of this repurchase waiver, you must notify your financial institution within 90 days of the date your sale request was processed. Contact your financial institution for information on required documentation. The repurchase privilege may be modified or discontinued at any time and use of this option may have tax consequences.

Each fund reserves the right to redeem in kind.

For more details and a description of other sales policies, please see the SAI.

VALUING FUND SHARES

The public offering price is the NAV. Orders in good form are priced at the NAV next determined after you place your order. Good form or good order means that your instructions have been received in the form required by the fund. This may include, for example, providing the fund name and account number, the amount of the transaction and all required signatures. For more information, contact your financial institution.

The NAV is the value of a single share of a fund. The NAV is determined by dividing the value of a fund's assets, minus any liabilities, by the number of shares outstanding. The NAV is calculated as of the close of business on the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time, on each day that the NYSE is open.

The fund's investments are valued at amortized cost, which approximates market value, as explained in the SAI. Although the Fund cannot guarantee it will always be able to maintain a constant net asset value of $1 per share, it will use its best efforts to do so.




--------------------------------------------------------------------------------
                                                                            S.11

DISTRIBUTIONS AND TAXES

As a shareholder you are entitled to your share of your fund's net income and net gains. Each fund distributes dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

Your fund's net investment income is distributed to you as dividends. Dividends may be composed of qualifying dividend income, which is eligible for preferential tax rates under current tax law, as well as other ordinary dividend income, which may include non-qualifying dividends, interest income and short-term capital gains. Because of the types of income earned by the funds, it is unlikely the funds will distribute qualifying dividend income. Capital gains are realized when a security is sold for a higher price than was paid for it. Each realized capital gain or loss is long-term or short-term depending on the length of time the fund held the security. Realized capital gains and losses offset each other. The fund offsets any net realized capital gains by any available capital loss carryovers. Net short-term capital gains are included in net investment income. Net realized long-term capital gains, if any, are distributed by the end of the calendar year as capital gain distributions.

REINVESTMENTS

Dividends and capital gain distributions are automatically reinvested in additional shares in the same class of the fund unless you request distributions in cash. The financial institution through which you purchased shares may have different policies.

Distributions are reinvested at the next calculated NAV after the distribution is paid. If you choose cash distributions, you will receive cash only for distributions declared after your request has been processed.

TAXES

If you buy shares shortly before the record date of a distribution, you may pay taxes on money earned by the fund before you were a shareholder. You will pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which may be taxable.

For tax purposes, an exchange is considered a sale and purchase, and may result in a gain or loss. A sale is a taxable transaction. If you sell shares for less than their cost, the difference is a capital loss. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held for more than one year).




--------------------------------------------------------------------------------
S.12

FOR TAXABLE FUNDS. Distributions are subject to federal income tax and may be subject to state and local taxes in the year they are declared. You must report distributions on your tax returns, even if they are reinvested in additional shares.

Selling shares held in an IRA or qualified retirement account may subject you to federal taxes, penalties and reporting requirements. Please consult your tax advisor.

FOR TAX-EXEMPT FUNDS. Dividends distributed from interest earned on tax-exempt securities (exempt-interest dividends) are exempt from federal income taxes but may be subject to state and local taxes. Dividends distributed from capital gain distributions and other income earned are not exempt from federal income taxes. Distributions are taxable in the year the fund declares them regardless of whether you take them in cash or reinvest them.

Interest on certain private activity bonds is a preference item for purposes of the individual and corporate alternative minimum taxes. To the extent the fund earns such income, it will flow through to its shareholders and may be taxable to those shareholders who are subject to the alternative minimum tax.

Because interest on municipal bonds and notes is tax-exempt for federal income tax purposes, any interest on money you borrow that is used directly or indirectly to purchase fund shares is not deductible on your federal income tax return. You should consult a tax advisor regarding its deductibility for state and local income tax purposes.

IMPORTANT: This information is a brief and selective summary of some of the tax rules that apply to an investment in a fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.

GENERAL INFORMATION

AVAILABILITY AND TRANSFERABILITY OF FUND SHARES

Please consult your financial institution to determine availability of RiverSource funds. Currently, RiverSource funds may be purchased or sold through affiliated broker-dealers of RiverSource Investments and through certain unaffiliated financial institutions. If you set up an account at a financial institution that does not have, and is unable to obtain, a selling agreement with the distributor of the RiverSource funds, you will not be able to transfer RiverSource fund holdings to that account. In that event, you must either maintain your RiverSource fund holdings with your current financial institution, find another financial institution with a selling agreement, or sell your shares, paying any applicable CDSC. Please be aware that transactions in taxable accounts are taxable events and may result in income tax liability.




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                                                                            S.13



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ADDITIONAL SERVICES AND COMPENSATION

In addition to acting as the fund's investment manager, RiverSource Investments and its affiliates also receive compensation for providing other services to the funds.

Administration Services. Ameriprise Financial, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, provides or compensates others to provide administrative services to the RiverSource funds. These services include administrative, accounting, treasury, and other services. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."

Custody Services. Ameriprise Trust Company, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the custodian or Ameriprise Trust Company), provides custody services to all but a limited number of the RiverSource funds, for which U.S. Bank National Association provides custody services. In addition, Ameriprise Trust Company is paid for certain transaction fees and out-of-pocket expenses incurred while providing services to the funds. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."

Distribution and Shareholder Services. RiverSource Distributors, Inc., 50611 Ameriprise Financial Center, Minneapolis, Minnesota 55474, and Ameriprise Financial Services, 70100 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (collectively, the distributor), provide underwriting and distribution services to the RiverSource funds. Under the Distribution Agreement and related distribution and shareholder servicing plans, the distributor receives distribution and shareholder servicing fees. The distributor may retain a portion of these fees to support its distribution and shareholder servicing activity. The distributor re-allows the remainder of these fees (or the full fee) to the financial institutions that sell fund shares and provide services to shareholders. Fees paid by a fund for these services are set forth under "Distribution (12b-1) fees" in the expense table under "Fees and Expenses." More information on how these fees are used is set forth under "Investment Options -- Classes of Shares" and in the SAI. The distributor also administers any sales charges paid by an investor at the time of purchase or at the time of sale. See "Shareholder Fees (fees paid directly from your investment)" under "Fees and Expenses" for the scheduled sales charge of each share class. See "Buying and Selling Shares: Sales Charges" for variations in the scheduled sales charges, and for how these sales charges are used by the distributor. See "Other Investment Strategies and Risks" for the RiverSource funds' policy regarding directed brokerage.




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S.14

Transfer Agency Services. RiverSource Service Corporation, 734 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the transfer agent or RiverSource Service Corporation), provides or compensates others to provide transfer agency services to the RiverSource funds. The RiverSource funds pay the transfer agent a fee, which varies by class, as set forth in the SAI and reimburses the transfer agent for its out-of-pocket expenses incurred while providing these transfer agency services to the funds. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses." RiverSource Service Corporation pays a portion of these fees to financial institutions that provide sub-recordkeeping and other services to fund shareholders. The SAI provides additional information about the services provided and the fee schedules for the transfer agent agreements.

PAYMENTS TO FINANCIAL INSTITUTIONS

RiverSource Investments and its affiliates may make or support additional cash payments out of their own resources to financial institutions, including inter-company allocation of resources to affiliated broker-dealers such as Ameriprise Financial Services (and its licensed representatives), in connection with selling fund shares or providing services to the fund or its shareholders. These payments and inter-company allocations are in addition to any 12b-1 distribution and/or shareholder service fees or other amounts paid by the fund to the distributor under distribution or shareholder servicing plans, or paid by the fund to the transfer agent under its transfer agency agreement, which fees may be used by these entities to support shareholder account maintenance, sub-accounting, recordkeeping or other services provided directly by the financial institution. In exchange for these payments and inter-company allocations, RiverSource Investments and its affiliates may receive preferred access to registered representatives of a financial institution (for example, the ability to make presentations in branch offices or at conferences) or preferred access to customers of the financial institution (for example, the ability to advertise or directly interact with the financial institution's customers in order to sell the fund). These arrangements are sometimes referred to as "revenue sharing payments." In some cases, these arrangements may create an incentive for a financial institution or its representatives to recommend or sell shares of a fund and may create a conflict of interest between a financial institution's financial interest and its duties to its customers. Please contact the financial institution through which you are purchasing shares of the fund for details about any payments it may receive in connection with selling fund shares or providing services to the fund. These payments and inter-company allocations are usually calculated based on a




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                                                                            S.15
percentage of fund sales, and/or as a percentage of fund assets attributable to a particular financial institution. These payments may also be negotiated based on other criteria or factors including, but not limited to, the financial institution's affiliation with the investment manager, its reputation in the industry, its ability to attract and retain assets, its access to target markets, its customer relationships and the scope and quality of services it provides. The amount of payment or inter-company allocation may vary by financial institution and by type of sale (e.g., purchases of different share classes or purchases of the fund through a qualified plan or through a wrap program), and may be significant.

From time to time, RiverSource Investments and its affiliates may make other reimbursements or payment to financial institutions or their representatives, including non-cash compensation, in the form of gifts of nominal value, occasional meals, tickets, or other entertainment, support for due diligence trips, training and educational meetings or conference sponsorships, support for recognition programs, and other forms of non-cash compensation permissible under regulations to which these financial institutions and their representatives are subject.

ADDITIONAL MANAGEMENT INFORMATION

MANAGER OF MANAGERS EXEMPTION. The RiverSource funds have received an order from the Securities and Exchange Commission that permits RiverSource Investments, subject to the approval of the Board, to appoint a subadviser or change the terms of a subadvisory agreement for a fund without first obtaining shareholder approval. The order permits the fund to add or change unaffiliated subadvisers or change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change.

Before the funds may rely on the order, holders of a majority of the fund's outstanding voting securities will need to approve operating the fund in this manner. There is no assurance shareholder approval will be received, and no changes will be made without shareholder approval until that time. For more information, see the SAI.

RiverSource Investments or its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create a conflict of interest. In making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, RiverSource Investments does not consider any other relationship it or its affiliates may have with a subadviser, and RiverSource Investments discloses the nature of any material relationships it has with a subadviser to the Board.




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S.16

AFFILIATED FUNDS OF FUNDS. RiverSource Investments also serves as investment manager to RiverSource funds that provide asset-allocation services to shareholders by investing in shares of other RiverSource funds (Funds of Funds). A fund may experience relatively large purchases or redemptions from the Funds of Funds. Although RiverSource Investments seeks to minimize the impact of these transactions by structuring them over a reasonable period of time or through other measures, a fund may experience increased expenses as it buys and sells securities to manage transactions for the Funds of Funds. In addition, because the Funds of Funds may own a substantial portion of a fund, a redemption by the Funds of Funds could cause a fund's expense ratio to increase as the fund's fixed costs would be spread over a smaller asset base. RiverSource Investments monitors expense levels and is committed to offering funds that are competitively priced. RiverSource Investments will report to the Board on the steps it has taken to manage any potential conflicts.

FUND HOLDINGS DISCLOSURE. The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by a fund. A description of these policies and procedures is included in the SAI.

LEGAL PROCEEDINGS. Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the fund. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.




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                                                                            S.17



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S-6400-31 C (9/06)